STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)		Class A Common Stock Common Stock	Class A Common Stock	Class B Common Stock Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance as of end of period at Dec. 31, 2020		$ 511		$ 1,250	$ 15,848,758	$ (10,850,513)	$ 5,000,006
Balance - December 31, 2020, as restated (in Shares) at Dec. 31, 2020		5,114,713		12,500,000
Balance as of beginning of period at Aug. 25, 2020		$ 0		$ 0	0	0	0
Balance - August 26, 2020 (inception) (in Shares) at Aug. 25, 2020		0		0
Issuance of Class B common stock to Sponsor	[1]			$ 1,438	23,562		25,000
Number of shares exercised	[1]			14,375,000
Sale of 50,000,000 units in Initial Public Offering, less fair value of public warrants, net of offering costs, as restated		$ 5,000			464,673,389		464,678,389
Sale of 50,000,000 units in Initial Public Offering, less fair value of public warrants, net of offering costs, as restated (in shares)		50,000,000	50,000,000
Forfeiture of Class B common stock	[1]			$ (188)	188
Forfeiture of Class B common stock (in shares)	[1]			(1,875,000)
Class A common stock subject to possible redemption, as restated		$ 4,489			448,848,381		448,852,870
Class A common stock subject to possible redemption, as restated (in shares)		(44,885,287)
Net loss						(10,850,513)	(10,850,513)
Balance as of end of period at Dec. 31, 2020		$ 511		$ 1,250	15,848,758	(10,850,513)	5,000,006
Balance - December 31, 2020, as restated (in Shares) at Dec. 31, 2020		5,114,713		12,500,000
Class A common stock subject to possible redemption, as restated		$ 511			15,825,008	35,478,970	51,304,489
Net loss						(2,418,806)	(2,418,806)
Balance as of end of period at Mar. 31, 2021				$ 1,250	23,750	(48,748,289)	(48,723,289)
Balance as of beginning of period at Dec. 31, 2020		$ 511		$ 1,250	15,848,758	(10,850,513)	5,000,006
Balance - August 26, 2020 (inception) (in Shares) at Dec. 31, 2020		5,114,713		12,500,000
Net loss							833,801
Balance as of end of period at Jun. 30, 2021				$ 1,250	23,750	(45,481,339)	(45,456,339)
Balance as of beginning of period at Mar. 31, 2021				1,250	23,750	(48,748,289)	(48,723,289)
Class A common stock subject to possible redemption, as restated						(14,343)	(14,343)
Class A common stock subject to possible redemption, as restated (in shares)		(5,114,713)
Net loss						3,252,607	3,252,607
Balance as of end of period at Jun. 30, 2021				$ 1,250	$ 23,750	$ (45,481,339)	$ (45,456,339)

[1]	Includes up to 1,875,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter.Upon the expiration of the over-allotment option in December 2020, 1,875,000 shares of Class B common stock were forfeited (see Note 6).